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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21781


                          Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

               Pioneer Classic Balanced Fund
               Schedule of Investments  10/31/2009 (unaudited)
PrincipalFloating
Amount($) Rate (d)                                                     Value
               CONVERTIBLE CORPORATE BONDS - 0.1 %
               Energy - 0.0 %
               Oil & Gas Drilling - 0.0 %
75,000         Transocean Sedco, 1.625%, 12/15/37                    $  73,406
               Total Energy                                          $  73,406
               Banks - 0.1 %
               Regional Banks - 0.1 %
280,000        National City Corp., 4.0%, 2/1/11                     $ 283,500
               Total Banks                                           $ 283,500
               TOTAL CONVERTIBLE CORPORATE BONDS                     $ 356,906
               (Cost  $314,105)

               PREFERRED STOCK - 0.3 %
               Diversified Financials - 0.3 %
               Diversified Financial Services - 0.3 %
905            Bank of America Corp., 7.25%, 12/31/49                $ 761,404
               Total Diversified Financials                          $ 761,404
               TOTAL PREFERRED STOCK                                 $ 761,404
               (Cost  $639,929)

               COMMON STOCKS - 62.6 %
               Energy - 7.0 %
               Integrated Oil & Gas - 1.7 %
14,826         Occidental Petroleum Corp.                            $1,124,997
56,886         Royal Dutch Shell Plc (A.D.R.)                         3,379,597
                                                                     $4,504,594
               Oil & Gas Drilling - 2.2 %
65,160         Diamond Offshore Drilling, Inc. (b)                   $6,206,490
               Oil & Gas Equipment & Services - 0.2 %
25,484         Weatherford International, Inc. *                     $ 446,735
               Oil & Gas Exploration & Production - 2.3 %
31,652         Anadarko Petroleum Corp.                              $1,928,556
21,600         Apache Corp.                                           2,032,992
34,257         Devon Energy Corp.                                     2,216,770
                                                                     $6,178,318
               Oil & Gas Storage & Transporation - 0.6 %
83,127         El Paso Corp.                                         $ 815,476
47,837         Spectra Energy Corp.                                    914,643
                                                                     $1,730,119
               Total Energy                                          $19,066,256
               Materials - 3.6 %
               Diversified Metals & Mining - 1.9 %
15,733         Freeport-McMoRan Copper & Gold, Inc. (Class B) *      $1,154,173
21,832         Rio Tinto Plc (A.D.R.) (b)                             3,886,751
                                                                     $5,040,924
               Fertilizers & Agricultural Chemicals - 0.5 %
18,258         Monsanto Co.                                          $1,226,572
               Industrial Gases - 0.6 %
20,211         Air Products & Chemicals, Inc.                        $1,558,874
               Paper Packaging - 0.4 %
62,550         Packaging Corp. of America                            $1,143,414
               Specialty Chemicals - 0.2 %
14,651         Ecolab, Inc.                                          $ 644,058
               Total Materials                                       $9,613,842
               Capital Goods - 6.4 %
               Aerospace & Defense - 2.4 %
8,991          Honeywell International, Inc.                         $ 322,687
5,931          Precision Castparts Corp.                               566,588
92,189         United Technologies Corp.                              5,665,014
                                                                     $6,554,289
               Electrical Component & Equipment - 2.3 %
122,542        Emerson Electric Co.                                  $4,625,961
41,483         Rockwell International Corp.                           1,698,729
                                                                     $6,324,690
               Industrial Conglomerates - 0.5 %
17,831         3M Co.                                                $1,311,827
               Industrial Machinery - 1.1 %
10,282         Illinois Tool Works, Inc.                             $ 472,149
38,726         Kennametal, Inc.                                        912,385
21,806         Snap-On, Inc.                                           796,573
16,815         SPX Corp.                                               887,496
                                                                     $3,068,603
               Total Capital Goods                                   $17,259,409
               Commercial Services & Supplies - 0.6 %
               Commercial Printing - 0.4 %
60,754         R.R. Donnelly & Sons Co.                              $1,219,940
               Research & Consulting Services - 0.2 %
6,104          The Dun & Bradstreet Corp.                            $ 467,322
               Total Commercial Services & Supplies                  $1,687,262
               Transportation - 0.4 %
               Airlines - 0.3 %
148,646        Delta Air Lines, Inc. *                               $1,061,332
               Total Transportation                                  $1,061,332
               Automobiles & Components - 0.6 %
               Auto Parts & Equipment - 0.6 %
64,769         Johnson Controls, Inc.                                $1,549,274
               Total Automobiles & Components                        $1,549,274
               Consumer Services - 2.1 %
               Restaurants - 2.1 %
98,160         McDonald's Corp.                                      $5,753,158
               Total Consumer Services                               $5,753,158
               Media - 2.1 %
               Movies & Entertainment - 1.9 %
286,185        Regal Entertainment Group                             $3,608,793
55,049         Viacom, Inc. (Class B) *                               1,518,802
                                                                     $5,127,595
               Publishing - 0.2 %
19,758         McGraw-Hill Co., Inc.                                 $ 568,635
               Total Media                                           $5,696,230
               Retailing - 0.6 %
               Computer & Electronics Retail - 0.3 %
29,329         Gamestop Corp. *                                      $ 712,401
               Department Stores - 0.3 %
25,726         J.C. Penney Co., Inc.                                 $ 852,302
               Total Retailing                                       $1,564,703
               Food & Drug Retailing - 2.7 %
               Drug Retail - 2.7 %
114,267        CVS/Caremark Corp.                                    $4,033,625
86,245         Walgreen Co.                                           3,262,648
                                                                     $7,296,273
               Total Food & Drug Retailing                           $7,296,273
               Food, Beverage & Tobacco - 5.2 %
               Packaged Foods & Meats - 2.3 %
25,459         Nestle SA (A.D.R.)                                    $1,186,593
94,366         The J.M. Smucker Co.                                   4,975,919
                                                                     $6,162,512
               Tobacco - 2.9 %
169,233        Phillip Morris International                          $8,014,875
               Total Food, Beverage & Tobacco                        $14,177,387
               Household & Personal Products - 0.3 %
               Household Products - 0.3 %
10,324         Colgate-Palmolive Co.                                 $ 811,776
               Total Household & Personal Products                   $ 811,776
               Health Care Equipment & Services - 2.9 %
               Health Care Distributors - 1.6 %
75,140         McKesson Corp.                                        $4,412,972
               Health Care Equipment - 0.7 %
13,336         Baxter International, Inc.                            $ 720,944
23,616         Zimmer Holdings, Inc. *                                1,241,493
                                                                     $1,962,437
               Health Care Services - 0.3 %
16,588         DaVita, Inc. *                                        $ 879,662
               Health Care Supplies - 0.2 %
4,618          Alcon, Inc.                                           $ 659,404
               Total Health Care Equipment & Services                $7,914,475
               Pharmaceuticals & Biotechnology - 8.1 %
               Biotechnology - 0.6 %
15,509         Amgen, Inc. *                                         $ 833,299
24,978         Vertex Pharmaceuticals, Inc. * (b)                      838,262
                                                                     $1,671,561
               Pharmaceuticals - 7.5 %
108,087        Abbott Laboratories                                   $5,465,960
261,994        Bristol-Myers Squibb Co.                               5,711,469
123,958        Pfizer, Inc.                                           2,111,005
138,276        Teva Pharmaceutical Industries, Ltd.                   6,980,172
                                                                     $20,268,606
               Total Pharmaceuticals & Biotechnology                 $21,940,167
               Banks - 0.4 %
               Diversified Banks - 0.2 %
29,076         Wells Fargo  & Co.                                    $ 800,172
               Regional Banks - 0.1 %
50,070         KeyCorp                                               $ 269,877
               Total Banks                                           $1,070,049
               Diversified Financials - 6.4 %
               Asset Management & Custody Banks - 1.4 %
15,243         Franklin Resources, Inc.                              $1,594,875
26,937         State Street Corp.                                     1,130,815
41,175         The Bank of New York Mellon Corp.                      1,097,726
                                                                     $3,823,416
               Diversified Financial Services - 1.0 %
66,119         JPMorgan Chase & Co.                                  $2,761,791
               Investment Banking & Brokerage - 3.3 %
6,355          Goldman Sachs Group, Inc.                             $1,081,430
171,944        Lazard, Ltd.                                           6,490,886
39,971         Morgan Stanley                                         1,283,869
                                                                     $8,856,185
               Specialized Finance - 0.7 %
2,254          CME Group, Inc.                                       $ 682,083
11,383         IntercontinentalExchange, Inc. *                       1,140,463
                                                                     $1,822,546
               Total Diversified Financials                          $17,263,938
               Insurance - 0.2 %
               Property & Casualty Insurance - 0.2 %
19,381         Axis Capital Holdings, Ltd.                           $ 559,917
               Total Insurance                                       $ 559,917
               Software & Services - 2.8 %
               Application Software - 1.3 %
13,434         Adobe Systems, Inc. *                                 $ 442,516
46,160         Citrix Systems, Inc. *                                 1,696,842
113,425        Nuance Communications, Inc. *                          1,487,002
                                                                     $3,626,360
               Data Processing & Outsourced Services - 0.4 %
19,126         Western Union Co.                                     $ 347,519
3,954          MasterCard, Inc. (b)                                    866,005
                                                                     $1,213,524
               Internet Software & Services - 0.9 %
4,493          Google, Inc. *                                        $2,408,787
               Systems Software - 0.1 %
10,560         McAfee, Inc. *                                        $ 442,253
               Total Software & Services                             $7,690,924
               Technology Hardware & Equipment - 6.2 %
               Communications Equipment - 2.7 %
228,000        Cisco Systems, Inc. *                                 $5,209,800
118,570        Nokia Corp. (A.D.R.) (b)                               1,495,168
11,124         Research In Motion *                                    653,313
                                                                     $7,358,281
               Computer Hardware - 2.6 %
149,486        Hewlett-Packard Co.                                   $7,094,606
               Electronic Equipment & Instruments - 0.3 %
33,814         Flir Systems, Inc. *                                  $ 940,367
               Office Electronics - 0.5 %
182,487        Xerox Corp.                                           $1,372,302
               Total Technology Hardware & Equipment                 $16,765,556
               Semiconductors - 2.3 %
               Semiconductor Equipment - 0.2 %
46,690         Applied Materials, Inc.                               $ 569,618
               Semiconductors - 2.1 %
29,373         Analog Devices, Inc.                                  $ 752,830
198,133        Intel Corp.                                            3,786,323
47,769         Microchip Technology (b)                               1,144,545
                                                                     $5,683,698
               Total Semiconductors                                  $6,253,316
               Telecommunication Services - 1.3 %
               Integrated Telecommunication Services - 1.3 %
246,922        Frontier Communications Corp.                         $1,770,431
175,501        Windstream Corp.                                       1,691,830
                                                                     $3,462,261
               Total Telecommunication Services                      $3,462,261
               Utilities - 0.4 %
               Multi-Utilities - 0.3 %
18,873         Sempra Energy                                         $ 971,016
               Total Utilities                                       $ 971,016
               TOTAL COMMON STOCKS
$169,428,521
               (Cost  $152,100,151)

               ASSET BACKED SECURITIES - 0.5 %
               Food & Drug Retailing - 0.0 %
               Food Retail - 0.0 %
200,000        Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37      $ 148,500
               Total Food & Drug Retailing                           $ 148,500
               Banks - 0.4 %
               Thrifts & Mortgage Finance - 0.4 %
656,542   0.49 ACE 2005-HE7 A2C, Floating Rate Note, 11/25/35        $ 628,170
325,000   0.34 Carrington Mortgage, Floating Rate Note, 10/25/36       247,153
237,795        Local Insight Media Finance LLC, 5.88%, 10/23/37        142,677
15,122    0.65 Morgan Stanley Capital, Inc., Floating Rate Note, 3/25   14,945
                                                                     $1,032,945
               Total Banks                                           $1,032,945
               Diversified Financials - 0.1 %
               Diversified Financial Services - 0.1 %
60,000    0.68 Asset Backed Securities Corp., Floating Rate Note, 4/2$  55,346
231,955   0.53 Home Equity Asset Trust, Floating Rate Note, 12/25/35   192,710
                                                                     $ 248,056
               Total Diversified Financials                          $ 248,056
               TOTAL ASSET BACKED SECURITIES                         $1,429,501
               (Cost  $1,589,669)

               COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8 %
               Materials - 0.3 %
               Forest Products - 0.1 %
350,000        T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)            $ 304,500
               Steel - 0.1 %
430,321        GMAC Mortgage Corp. Loan Trust, 5.5%, 11/25/33        $ 440,003
               Total Materials                                       $ 744,503
               Banks - 0.9 %
               Thrifts & Mortgage Finance - 0.9 %
295,417        ABN Amro Mortgage Corp., 4.75%, 5/25/18               $ 292,506
683,643        Banc of America Alternative Loan Trust, 5.5%, 9/25/33   685,352
304,468        Countrywide Alternative, 5.0%, 7/25/18                  302,469
667,079   3.25 Wells Fargo Mortgage Backed Securities, Floating Rate   644,167
445,221   4.58 WFMBS 2003-N-1A1, Floating Rate Note, 12/25/33          427,117
                                                                     $2,351,611
               Total Banks                                           $2,351,611
               Diversified Financials - 0.2 %
               Diversified Financial Services - 0.2 %
100,000   6.48 Chase Commercial Mortgage Securities Corp., Floating R$ 104,997
419,552   5.21 SARM 2004-12 7A1, Floating Rate Note, 2/25/34           377,994
                                                                     $ 482,991
               Total Diversified Financials                          $ 482,991
               Government - 0.5 %
               Government - 0.5 %
321,982        Fannie Mae Benchmark Remic, 5.45%, 12/25/20           $ 342,510
34,427         Federal Home Loan Bank, 5.0%, 1/15/16                    35,112
39,192         Federal Home Loan Bank, 6.0%, 4/15/32                    40,883
529,567        Freddie Mac FHR 3211 PG, 5.5%, 9/15/36                  540,274
284,759        Freddie Mac, 6.1%, 9/15/18                              280,545
                                                                     $1,239,324
               Total Government                                      $1,239,324
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS             $4,818,429
               (Cost  $4,785,932)

               CORPORATE BONDS - 23.2 %
               Energy - 2.8 %
               Integrated Oil & Gas - 0.2 %
25,000         Petro-Canada, 4.0%, 7/15/13                           $  25,378
500,000        Phillips Pete Co., 4.75%, 10/15/12                      537,637
                                                                     $ 563,015
               Oil & Gas Drilling - 0.0 %
100,000        Transocean Sedco, 1.5%, 12/15/37                      $  97,875
               Oil & Gas Equipment & Services - 0.3 %
200,000   3.52 Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)  $ 156,000
355,000        Weatherford International, Ltd., 9.625%, 3/1/19         439,505
200,000        Weatherford International, Inc., 6.625%, 11/15/11       215,883
                                                                     $ 811,388
               Oil & Gas Exploration & Production - 0.7 %
175,000        Canadian Natural Resources, 5.9%, 2/1/18              $ 188,430
1,000,000      Devon Energy Corp., 5.625%, 1/15/14                    1,085,885
250,000        Ras Laffan LNG 3, 4.5%, 9/30/12 (144A)                  258,521
400,000        TNK-BP Finance SA, 7.5%, 3/13/13 (144A)                 411,000
                                                                     $1,943,836
               Oil & Gas Refining & Marketing - 0.4 %
525,000        Spectra Energy Capital, 6.2%, 4/15/18                 $ 565,977
370,000        Valero Energy Corp., 9.375%, 3/15/19                    437,904
                                                                     $1,003,881
               Oil & Gas Storage & Transporation - 1.1 %
90,000         Boardwalk Pipelines LLC, 5.5%, 2/1/17                 $  88,475
125,000        Buckeye Partners LP, 6.05%, 1/15/18                     132,092
385,000        DCP Midstream, 9.75%, 3/15/19                           459,941
400,000        Enterprise Products Operating, 7.0%, 6/1/67             360,000
550,000        Kinder Morgan Energy, 5.95%, 2/15/18 (b)                577,796
320,000        NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)                349,589
450,000        Plains All America Pipeline, 6.125%, 1/15/17            473,571
425,000        Questar Pipeline Co., 5.83%, 2/1/18                     447,237
175,000        Trans-Canada Pipelines, 7.125%, 1/15/09                 208,079
                                                                     $3,096,780
               Total Energy                                          $7,516,775
               Materials - 0.8 %
               Aluminum - 0.0 %
150,000        Novelis, Inc., 7.25%, 2/15/15                         $ 134,625
               Construction Materials - 0.0 %
125,000        Holcim, Ltd., 6.0%, 12/30/19 (144A)                   $ 128,900
               Diversified Metals & Mining - 0.2 %
425,000        Inco, Ltd., 7.2%, 9/15/32                             $ 442,511
140,000        Rio Tinto Finance Plc, 8.95%, 5/1/14                    165,462
                                                                     $ 607,973
               Fertilizers & Agricultural Chemicals - 0.2 %
450,000        Agrium, Inc., 6.75%, 1/15/19                          $ 493,467
30,000         Potash Corp. Saskatchewan, 4.875%, 3/1/13                31,777
                                                                     $ 525,244
               Specialty Chemicals - 0.1 %
310,000        Cytec Industries, Inc., 8.95%, 7/1/17                 $ 362,879
               Steel - 0.1 %
230,000        ArcelorMittal, 6.125%, 6/1/18                         $ 227,171
70,000         Commercial Metals Co., 7.35%, 8/15/18                    74,453
                                                                     $ 301,624
               Total Materials                                       $2,061,245
               Capital Goods - 0.8 %
               Aerospace & Defense - 0.0 %
25,000         Boeing Co., 5.125%, 2/15/13                           $  27,031
               Construction & Farm Machinery & Heavy Trucks - 0.0 %
45,000         Cummins, Inc., 6.75%, 2/15/27                         $  37,431
               Industrial Conglomerates - 0.4 %
750,000        GE Electric Co., 5.0%, 2/1/13                         $ 798,648
175,000        Tyco International Finance SA, 8.5%, 1/15/19            213,441
175,000        Tyco International Group SA, 6.375%, 10/15/11           189,020
                                                                     $1,201,109
               Industrial Machinery - 0.2 %
500,000        Ingersoll-Rand Global Holdings, 9.5%, 4/15/14         $ 599,950
               Trading Companies & Distributors - 0.1 %
300,000        Glencore Funding LLC, 6.0%, 4/15/14 (144A)            $ 294,260
               Total Capital Goods                                   $2,159,781
               Commercial Services & Supplies - 0.1 %
               Office Services & Supplies - 0.1 %
350,000        Pitney Bowes, Inc., 5.6%, 3/15/18                     $ 373,051
               Total Commercial Services & Supplies                  $ 373,051
               Transportation - 0.3 %
               Airlines - 0.1 %
7,830          Continential Airlines, 6.648%, 9/15/17                $  7,360
500,000        Southwest Airlines Co., 5.25%, 10/1/14                  503,843
                                                                     $ 511,203
               Railroads - 0.1 %
225,000        Burlington Sante Fe Corp., 7.0%, 2/1/14               $ 257,015
               Total Transportation                                  $ 768,218
               Automobiles & Components - 0.4 %
               Auto Parts & Equipment - 0.2 %
460,000        TRW Automotive, Inc., 7.25%, 3/15/17                  $ 418,600
               Automobile Manufacturers - 0.2 %
550,000        Daimler Chrysler NA Holding Corp., 5.875%, 3/15/11    $ 573,704
               Total Automobiles & Components                        $ 992,304
               Consumer Durables & Apparel - 0.2 %
               Household Appliances - 0.2 %
500,000        Whirlpool Corp., 5.5%, 3/1/13                         $ 514,721
               Total Consumer Durables & Apparel                     $ 514,721
               Consumer Services - 0.1 %
               Education Services - 0.1 %
300,000        Leland Stanford Junior University, 4.75%, 5/1/19      $ 313,044
               Total Consumer Services                               $ 313,044
               Media - 0.9 %
               Broadcasting - 0.8 %
500,000        Comcast Cable Corp., 6.75%, 1/30/11 (b)               $ 531,121
400,000        Cox Communications, 7.125%, 10/1/12                     448,873
125,000        News America, Inc., 5.65%, 8/15/20 (144A)               129,485
512,000        News America, Inc., 7.3%, 4/30/28                       531,843
500,000        Intelsat Subsidiary Holding Co., 8.5%, 1/15/13          501,875
                                                                     $2,143,197
               Cable & Satellite - 0.1 %
125,000        British Sky Broadcasting, 6.1%, 2/15/18 (144A)        $ 133,590
80,000         Comcast Corp., 5.3%, 1/15/14                             85,317
100,000        Time Warner Cable, Inc., 8.25%, 4/1/19                  120,292
50,000         Time Warner Cable, Inc., 8.75%, 2/14/19                  61,670
                                                                     $ 400,869
               Total Media                                           $2,544,066
               Retailing - 0.1 %
               General Merchandise Stores - 0.1 %
350,000        Target Corp., 5.875%, 3/1/12                          $ 381,280
               Total Retailing                                       $ 381,280
               Food, Beverage & Tobacco - 0.8 %
               Agricultural Products - 0.2 %
500,000        Cargill, Inc., 5.2%, 1/22/13 (144A)                   $ 531,487
               Brewers - 0.4 %
1,000,000      Anheuser-Busch Co. I, 4.7%, 4/15/12                   $1,048,107
55,000         Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19 (   64,092
35,000         Miller Brewing Co., 5.5%, 8/15/13 (144A)                 37,422
                                                                     $1,149,621
               Soft Drinks - 0.2 %
35,000         Bottling Group LLC, 5.0%, 11/15/13                    $  37,929
350,000        Pepsico, 4.65%, 2/15/13                                 375,954
                                                                     $ 413,883
               Total Food, Beverage & Tobacco                        $2,094,991
               Household & Personal Products - 0.0 %
               Personal Products - 0.0 %
100,000        Avon Products, Inc., 6.5%, 3/1/19                     $ 113,133
               Total Household & Personal Products                   $ 113,133
               Health Care Equipment & Services - 0.4 %
               Health Care Services - 0.3 %
710,000        Express Scripts, Inc., 6.25%, 6/15/14                 $ 780,108
               Managed Health Care - 0.1 %
395,000        United Health Group, 4.875%, 2/15/13                  $ 412,320
               Total Health Care Equipment & Services                $1,192,428
               Pharmaceuticals & Biotechnology - 0.3 %
               Biotechnology - 0.2 %
675,000        Biogen Idec, Inc., 6.0%, 3/1/13                       $ 717,161
               Total Pharmaceuticals & Biotechnology                 $ 717,161
               Banks - 2.9 %
               Diversified Banks - 1.1 %
270,000        Barclays Bank Plc, 5.2%, 7/10/14                      $ 287,907
705,000        Barclays Plc, 6.05%, 12/4/17 (b)                        718,261
450,000        BNP Paribas, 1.34438%, 4/27/17                          426,291
275,000        International  Finance Corp., 3.0%, 4/22/14             279,670
250,000        Kazkommerts International BV, 8.0%, 11/3/15             200,000
1,000,000      Wells Fargo & Co., 5.125%, 9/1/12                      1,055,489
                                                                     $2,967,618
               Regional Banks - 1.8 %
250,000        American Express Bank FSB, 5.5%, 4/16/13              $ 265,645
250,000        BB&T Corp., 5.7%, 4/30/14                               270,511
500,000        Branch Banking & Trust Co., 4.875%, 1/15/13 (b)         526,849
875,000        KeyBank NA, 5.8%, 7/1/14                                861,170
250,000        Keycorp, 6.5%, 5/14/13                                  260,154
200,000        Mellon Funding Corp., 5.5%, 11/15/18                    209,678
1,000,000 8.25 PNC Funding Corp., Floating Rate Note, 5/29/49         1,002,684
450,000        Sovereign Bancorp, 8.75%, 5/30/18                       515,646
500,000        US Bancorp, 6.189%, 4/15/49                             383,750
700,000        Wells Fargo & Co., Floating Rate Note, 12/29/49         651,000
                                                                     $4,947,087
               Total Banks                                           $7,914,705
               Diversified Financials - 5.9 %
               Asset Management & Custody Banks - 0.3 %
500,000        Bank of New York Mellon, 5.125%, 8/27/13              $ 541,920
135,000        Eaton Vance Corp., 6.5%, 10/2/17                        143,283
220,000        State Street Corp., 4.3%, 5/30/14                       231,265
                                                                     $ 916,468
               Consumer Finance - 0.6 %
375,000        American General Finance, 6.9%, 12/15/17              $ 260,981
260,000        American Honda Finance, 6.7%, 10/1/13 (144A)            284,198
500,000        Capital One Bank USA NA, 8.8%, 7/15/19                  592,210
90,000         Capital One Financial Corp., 7.375%, 5/23/14            102,149
210,000        HSBC Finance Corp., 6.75%, 5/15/11                      223,343
265,000   4.00 SLM Corp., Floating Rate Note, 7/25/14                  192,178
                                                                     $1,655,059
               Diversified Financial Services - 2.4 %
500,000        Bank of America Corp., 4.75%, 8/15/13                 $ 510,041
500,000        Bank of America Corp., 6.25%, 4/15/12                   539,478
760,000        GATX  Corp., 5.5%, 2/15/12                              781,945
145,000        General Electric Capital Corp., 6.125%, 2/22/11         153,467
420,000        General Electric Capital Corp., 6.75%, 3/15/32 (b)      441,425
250,000        General Electric Capital Corp., 5.625%, 9/15/17         258,286
100,000        Hyundai Capital Services, Inc., 6.0%, 5/5/15            100,466
500,000        IBM International Group, 5.05%, 10/22/12                546,878
2,050,000      JPMorgan Chase & Co., 7.9%, 4/29/49                    2,061,337
139,198        PF Export Receivable Master Trust, 6.436%, 6/1/15 (144  145,461
866,395        Power Receivables Finance LLC, 6.29%, 1/1/12 (144A)     883,549
                                                                     $6,422,333
               Investment Banking & Brokerage - 1.4 %
500,000        Charles Schwab Corp., 4.95%, 6/1/14                   $ 532,765
1,785,000 5.79 Goldman Sachs Capital, Floating Rate Note, 12/29/49    1,327,594
500,000        Goldman Sachs Group, 5.45%, 11/1/12 (b)                 538,006
235,000        Macquarie Group, Ltd., 7.625%, 8/13/19 (b)              259,569
200,000        Merrill Lynch & Co., 5.45%, 2/5/13                      209,142
1,000,000      Morgan Stanley, 5.05%, 12/1/11                         1,036,548
                                                                     $3,903,624
               Specialized Finance - 1.1 %
600,000        Cantor Fitzgerald LP, 7.875%, 10/15/19                $ 604,170
242,485        Coso Geothermal Power Holdings, 7.0%, 7/15/26 (144A)    203,688
1,000,000      International Lease Finance Corp., 5.45%, 3/24/11       890,481
200,000        International Lease Finance Corp., 6.375%, 3/25/13 (b)  158,188
100,000        Private Export Funding Corp., 4.55%, 5/15/15            108,312
1,000,000      Private Export Funding Corp., 5.0%, 12/15/16           1,102,359
                                                                     $3,067,198
               Total Diversified Financials                          $15,964,682
               Insurance - 1.5 %
               Life & Health Insurance - 0.7 %
150,000        Aflac, Inc., 8.5%, 5/15/19                            $ 176,136
160,000        Lincoln National Corp., 8.75%, 7/1/19                   186,289
500,000        MetLife, Inc., 5.375%, 12/15/12                         538,051
365,000        MetLife, Inc., 10.75%, 8/1/39                           442,345
335,000        Protective Life Corp., 7.375%, 10/15/19                 335,639
275,000        Prudential Financial, 5.15%, 1/15/13                    288,617
                                                                     $1,967,077
               Multi-Line Insurance - 0.4 %
480,000        Liberty Mutual Group, 7.0%, 3/15/37 (144A)            $ 380,548
500,000        Liberty Mutual Group, 7.3%, 6/15/14 (144A)              502,071
200,000        Loew Corp., 5.25%, 3/15/16                              202,471
                                                                     $1,085,090
               Property & Casualty Insurance - 0.1 %
100,000        Hanover Insurance Group, 7.625%, 10/15/25             $  86,000
280,000        Kingsway America, Inc., 7.5%, 2/1/14                    224,000
100,000        The Hanover Insurance Group, Inc., 8.207%, 2/3/27        83,000
                                                                     $ 393,000
               Reinsurance - 0.2 %
125,000        Berkshire Hathway, Inc., 5.0%, 8/15/13                $ 135,714
55,000   14.00 MBIA Insurance Corp., Floating Rate Note, 1/15/33  (14   23,650
350,000        Platinum Underwriters HD, 7.5%, 6/1/17                  335,888
                                                                     $ 495,252
               Total Insurance                                       $3,940,419
               Real Estate - 1.5 %
               Diversified Real Estate Activities - 0.2 %
300,000        Brascan Corp., 5.75%, 3/1/10                          $ 304,466
235,000        WEA Finance LLC, 7.125%, 4/15/18                        242,695
65,000         WEA Finance LLC, 7.5%, 6/2/14 (144A)                     70,799
                                                                     $ 617,960
               Diversified Real Estate Investment Trusts - 0.2 %
440,000        Dexus Finance Pty, Ltd., 7.125%, 10/15/14             $ 444,267
               Office Real Estate Investment Trusts - 0.2 %
50,000         Mack-Cali Realty Corp., 7.75%, 8/15/19                $  52,833
500,000        Mack-Cali Realty LP, 5.125%, 2/15/14                    481,121
                                                                     $ 533,954
               Retail Real Estate Investment Trusts - 0.5 %
140,000        Simon Property Group LP, 6.75%, 5/15/14 (b)           $ 150,641
500,000        Simon Property Group LP, 5.0%, 3/1/12                   516,645
435,000        Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/15    412,275
250,000        Trustreet Properties, Inc., 7.5%, 4/1/15                264,968
                                                                     $1,344,529
               Specialized Real Estate Investment Trusts - 0.4 %
700,000        Health Care REIT, Inc., 6.2%, 6/1/16                  $ 699,822
475,000        Hospitality Properties Trust, 7.875%, 8/15/14           488,509
                                                                     $1,188,331
               Total Real Estate                                     $4,129,041
               Software & Services - 0.1 %
               Data Processing & Outsourced Services - 0.1 %
400,000        First Data Corp., 9.875%, 9/24/15 (b)                 $ 369,000
               Total Software & Services                             $ 369,000
               Technology Hardware & Equipment - 0.2 %
               Office Electronics - 0.2 %
500,000        Xerox Corp., 6.875%, 8/15/11                          $ 532,861
40,000         Xerox Corp., 8.25%, 5/15/14                              46,087
                                                                     $ 578,948
               Total Technology Hardware & Equipment                 $ 578,948
               Semiconductors - 0.0 %
               Semiconductor Equipment - 0.0 %
185,000        Klac Instruments Corp., 6.9%, 5/1/18                  $ 193,946
               Total Semiconductors                                  $ 193,946
               Telecommunication Services - 1.4 %
               Integrated Telecommunication Services - 1.3 %
1,000,000      AT&T, Inc., 4.95%, 11/5/13                            $1,067,204
500,000        AT&T, Inc., 5.1%, 9/15/14                               539,208
500,000        AT&T, Inc., 5.875%, 2/1/12                              541,090
335,000        Embarq Corp., 7.082%, 6/1/16                            365,974
350,000        France Telecom, 4.375%, 7/8/14                          369,451
300,000        Telecom Italia Capital, 5.25%, 11/15/13                 315,664
150,000        Verizon Communications, Inc., 8.75%, 11/1/18            187,344
                                                                     $3,385,935
               Wireless Telecommunication Services - 0.1 %
500,000        Vodafone Group Plc, 5.375%, 1/30/15                   $ 536,594
               Total Telecommunication Services                      $3,922,529
               Utilities - 1.5 %
               Electric Utilities - 1.4 %
175,000        CenterPoint Energy Houston Electric LLC, 7.0%, 3/1/14 $ 197,396
225,000        Commonwealth Edison, 6.15%, 9/15/17                     248,686
1,000,000      Consolidated Edison, 3.85%, 6/15/13                    1,029,263
270,000        Enel Finance International SA, 5.125%, 10/7/19 (144A)   275,102
375,000        Entergy Gulf States, 5.7%, 6/1/15                       378,439
197,967        FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)     194,208
105,800        FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)          98,394
200,000        Israel Electric Corp., 7.25%, 1/15/19 (144A)            219,794
125,000        Neveda Power Co., 6.5%, 8/1/18                          136,819
615,000        NY State Gas and Electric, 6.15%, 12/15/17 (144A)       625,070
141,130        Orcal Geothermal, 6.21%, 12/30/20 (144A)                108,944
100,000        Public Service of New Mexico, 7.95%, 5/15/18            102,214
250,000        West Penn Power Co., 5.95%, 12/15/17                    263,247
                                                                     $3,877,576
               Multi-Utilities - 0.0 %
300,000        NSG Holdings LLC, 7.75%, 12/15/25 (144A)              $ 267,750
               Total Utilities                                       $4,145,326
               TOTAL CORPORATE BONDS                                 $62,900,794
               (Cost  $58,993,067)

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.4 %
285,015        Federal Home Loan Mortgage Corp., 5.0%, 11/1/34       $ 296,320
990,651        Federal Home Loan Mortgage Corp., 5.0%, 7/1/39         1,028,089
154,254        Federal Home Loan Mortgage Corp., 5.5%, 10/1/16         165,966
220,644        Federal Home Loan Mortgage Corp., 5.5%, 11/1/34         233,266
271,702        Federal Home Loan Mortgage Corp., 5.5%, 9/01/17         293,181
135,785        Federal Home Loan Mortgage Corp., 6.0%, 1/1/33          145,806
86,026         Federal Home Loan Mortgage Corp., 6.0%, 4/1/33           92,375
100,331        Federal Home Loan Mortgage Corp., 6.5%, 10/1/33         108,751
25,480         Federal Home Loan Mortgage Corp., 6.5%, 11/1/33          27,558
164,209        Federal Home Loan Mortgage Corp., 6.5%, 5/1/32          177,939
167,480        Federal Home Loan Mortgage Corp., 7.0%, 10/1/46         179,860
347,499   5.25 Federal Home Loan Mortgage Corp., Floating Rate Note,   361,345
331,939        Federal National Mortgage Association, 4.5%, 11/1/20    348,901
470,777        Federal National Mortgage Association, 4.5%, 4/1/38     477,231
2,340,262      Federal National Mortgage Association, 4.5%, 6/1/39    2,466,820
422,297        Federal National Mortgage Association, 5.0%, 10/1/22    445,848
858,857        Federal National Mortgage Association, 5.0%, 11/1/38    891,668
84,585         Federal National Mortgage Association, 5.0%, 12/1/17     90,346
78,451         Federal National Mortgage Association, 5.0%, 3/1/33      81,648
183,150        Federal National Mortgage Association, 5.0%, 5/1/18     196,100
332,075        Federal National Mortgage Association, 5.0%, 6/1/34     345,351
497,139        Federal National Mortgage Association, 5.0%, 6/1/37     516,198
736,169        Federal National Mortgage Association, 5.5%, 10/1/35    777,590
239,953        Federal National Mortgage Association, 5.5%, 11/1/16    257,872
278,009        Federal National Mortgage Association, 5.5%, 11/1/16    298,770
181,793        Federal National Mortgage Association, 5.5%, 12/1/34    192,163
612,811        Federal National Mortgage Association, 5.5%, 12/1/35    647,292
1,399,709      Federal National Mortgage Association, 5.5%, 12/1/38   1,475,403
38,959         Federal National Mortgage Association, 5.5%, 2/1/18      42,147
54,558         Federal National Mortgage Association, 5.5%, 3/1/34      57,671
739,303        Federal National Mortgage Association, 5.5%, 5/1/37     779,400
27,394         Federal National Mortgage Association, 5.5%, 7/1/23      29,249
130,103        Federal National Mortgage Association, 5.5%, 8/1/14     135,883
26,351         Federal National Mortgage Association, 5.5%, 9/1/17      28,376
20,938         Federal National Mortgage Association, 6.0%, 1/1/29      22,529
3,789          Federal National Mortgage Association, 6.0%, 1/1/29      4,091
940,222        Federal National Mortgage Association, 6.0%, 10/1/37   1,000,799
882,597        Federal National Mortgage Association, 6.0%, 11/1/37    939,462
218,326        Federal National Mortgage Association, 6.0%, 12/1/33    233,962
334,782        Federal National Mortgage Association, 6.0%, 12/1/37    356,351
20,339         Federal National Mortgage Association, 6.0%, 3/1/33      21,796
683,413        Federal National Mortgage Association, 6.0%, 7/1/36     728,085
22,193         Federal National Mortgage Association, 6.0%, 8/1/32      23,823
7,979          Federal National Mortgage Association, 6.0%, 9/1/29      8,583
34,880         Federal National Mortgage Association, 6.5%, 10/1/32     37,796
79,261         Federal National Mortgage Association, 6.5%, 12/1/21     86,476
69,536         Federal National Mortgage Association, 6.5%, 4/1/29      75,244
30,860         Federal National Mortgage Association, 6.5%, 7/1/29      33,537
133,654        Federal National Mortgage Association, 6.5%, 7/1/32     144,829
86,836         Federal National Mortgage Association, 6.5%, 9/1/32      94,716
401,575        Federal National Mortgage Association, 7.0%, 1/1/36     440,061
134,145        Federal National Mortgage Association, 7.0%, 10/1/19    149,441
2,975          Federal National Mortgage Association, 7.0%, 3/1/12      3,093
695            Federal National Mortgage Association, 8.0%, 1/1/31       792
2,780          Federal National Mortgage Association, 8.0%, 10/1/30     3,168
7,085          Federal National Mortgage Association, 8.0%, 2/1/29      8,079
991            Federal National Mortgage Association, 8.0%, 2/1/30      1,131
13,548         Federal National Mortgage Association, 8.0%, 3/1/31      15,465
3,427          Federal National Mortgage Association, 8.0%, 4/1/20      3,905
1,165          Federal National Mortgage Association, 8.0%, 4/1/30      1,328
1,466          Federal National Mortgage Association, 8.0%, 5/1/31      1,671
1,382          Federal National Mortgage Association, 8.0%, 7/1/30      1,575
207,141        Government National Mortgage Association II, 5.5%, 2/2  219,985
390,956        Government National Mortgage Association II, 6.49%, 8/  417,240
127,191        Government National Mortgage Association, 4.5%, 4/15/3  129,593
475,695        Government National Mortgage Association, 5.0%, 2/15/1  507,502
482,360        Government National Mortgage Association, 5.0%, 2/15/1  514,613
529,402        Government National Mortgage Association, 5.0%, 3/15/1  564,800
529,508        Government National Mortgage Association, 5.0%, 5/15/1  564,913
811,704        Government National Mortgage Association, 5.0%, 6/15/1  864,795
836,832        Government National Mortgage Association, 5.0%, 8/15/1  892,001
829,512        Government National Mortgage Association, 5.5%, 5/15/3  876,806
70,184         Government National Mortgage Association, 5.5%, 8/15/3   74,580
58,600         Government National Mortgage Association, 5.5%, 9/15/3   62,803
100,272        Government National Mortgage Association, 6.0%, 10/15/  107,528
1,503          Government National Mortgage Association, 6.0%, 4/15/1   1,621
4,805          Government National Mortgage Association, 6.0%, 8/15/1   5,088
167,865        Government National Mortgage Association, 6.0%, 9/15/3  179,594
1,158,066      Government National Mortgage Association, 6.0%, 9/15/3 1,231,743
124,814        Government National Mortgage Association, 6.5%, 06/15/  134,476
95,240         Government National Mortgage Association, 6.5%, 10/15/  103,089
210,516        Government National Mortgage Association, 6.5%, 11/20/  228,096
124,731        Government National Mortgage Association, 6.5%, 12/15/  134,709
144,368        Government National Mortgage Association, 6.5%, 5/15/3  155,950
96,975         Government National Mortgage Association, 6.5%, 5/15/3  103,452
6,590          Government National Mortgage Association, 7.0%, 4/15/2   7,283
1,525          Government National Mortgage Association, 7.0%, 8/15/2   1,685
6,679          Government National Mortgage Association, 7.5%, 1/15/3   7,587
7,069          Government National Mortgage Association, 7.5%, 9/20/2   7,997
3,872          Government National Mortgage Association, 8.0%, 2/15/3   4,448
500,000        Tennessee Valley Authority, 6.25%, 12/15/17             581,333
320,000        U.S. Treasury Bonds, 5.25%, 11/15/28                    364,050
1,000,000      U.S. Treasury Notes, 3.125%, 5/15/19                    978,594
110,000        U.S. Treasury Notes, 5.375%, 2/15/31                    127,823
                                                                     $28,289,948
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS              $28,289,948
               (Cost  $27,215,949)

               FOREIGN GOVERNMENT BONDS - 0.1 %
180,000        Korea Development Bank 5.3%, 1/17/13                  $ 186,470
               TOTAL FOREIGN GOVERNMENT BONDS                        $ 186,470
               (Cost  $179,836)

               MUNICIPAL BONDS - 0.4 %
               Miscellaneous - 0.4 %
1,000,000      State of California, 5.45%, 4/1/15                    $1,032,290
               TOTAL MUNICIPAL BONDS                                 $1,032,290
               (Cost  $1,000,000)
Principal
Amount ($)                                                              Value
               TEMPORARY CASH INVESTMENTS - 6.4 %
               Securities Lending Collateral  - 6.4 % (c)
               Certificates of Deposit:
837,117        Bank of Nova Scotia 0.25%, 11/17/09                   $ 837,117
883,623        BNP Paribas NY, 0.3%, 11/17/09                          883,623
558,078        Rabobank Nederland NY, 0.24%, 12/11/09                  558,078
558,078        Societe Generale, 0.27%, 12/4/09                        558,078
409,263        Nordea NY, 0.21%, 12/22/09                              409,263
558,078        Toronto Dominion, 0.23%, 12/16/09                       558,078
                                                                     $3,804,237
               Commercial Paper:
930,010        BBVA London, 0.29%, 11/6/09                           $ 930,010
557,831        CBA Financial, 0.27%, 12/29/09                          557,831
557,869        HND AF, 0.30%, 12/15/09                                 557,869
464,966        HSBC, 0.24%, 12/2/09                                    464,966
92,993         HSBC, 0.24%, 12/3/09                                    92,993
836,866        NABPP, 0.29%, 12/7/09                                   836,866
557,957        Cafco, 0.40%, 12/9/09                                   557,957
325,542        Char FD, 0.30%, 11/2/09                                 325,542
278,980        Ciesco, 0.33%, 11/23/09                                 278,980
278,967        Ciesco, 0.25%, 12/7/09                                  278,967
464,941        ABB LLC, 0.59%, 12/28/09                                464,941
464,912        BCS FUN, 0.60%, 12/29/09                                464,912
465,056        Kithaw, 0.23%, 11/3/09                                  465,056
464,938        Ranger, 0.24%, 12/11/09                                 464,938
273,286        TB LLC, 0.20%, 12/10/09                                 273,286
464,938        GE, 0.23%, 12/28/09                                     464,938
324,625        Santander U.S. Debt, 0.37%, 11/20/09                    324,625
                                                                     $7,804,677
               Tri-party Repurchase Agreements:
2,697,376      Deutsche Bank, 0.06%, 11/2/09                         $2,697,376
2,061,558      Barclays Capital Markets, 0.05%, 11/2/09               2,061,558
                                                                     $4,758,934
Shares
               Money Market Mutual Fund:
372,052        Dreyfus Preferred Money Market Fund                   $ 372,052
465,065        Fidelity Prime Money Market Fund                        465,065
                                                                     $ 837,117
               Total Securities Lending Collateral                  $17,204,965
               TOTAL TEMPORARY CASH INVESTMENTS                     $17,204,965
               (Cost  $17,204,965)
               TOTAL INVESTMENT IN SECURITIES - 105.8 %           $286,409,228
               (Cost  $264,023,603)(a)
               OTHER ASSETS AND LIABILITIES - (5.8) %             $(15,641,961)
               TOTAL NET ASSETS - 100.0 %                         $270,767,267

(A.D.R.)       American Depositary Receipt

*              Non-income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2009, the value of these securities amounted to $7,082,072 or 2.6% of total net assets.

(a) At October 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $264,385,671 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost          $33,142,449

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value          (11,118,892)

               Net unrealized gain                                $22,023,557

(b)            At October 31, 2009, the following securities were out on loan:

Principal
Amount ($)                            Security                          Value
697,000        Barclays Plc, 6.05%, 12/4/17                          $ 727,212
495,000        Branch Banking & Trust Co., 4.875%, 1/15/13             528,620
495,000        Comcast Cable Corp., 6.75%, 1/30/11                     534,162
300,000        First Data Corp., 9.875%, 9/24/15                       279,219
400,000        General Electric Capital Corp., 6.75%, 3/15/32          423,779
295,000        Goldman Sachs Group, 5.45%, 11/1/12                     325,417
190,000        International Lease Finance Corp., 6.375%, 3/25/13      151,456
44,000         Kinder Morgan Energy, 5.95%, 2/15/18                    46,769
230,000        Macquarie Group, Ltd., 7.625%, 8/13/19                  257,798
138,000        Simon Property Group LP, 6.75%, 5/15/14                 152,759
Shares
64,200         Diamond Offshore Drilling, Inc.                        6,115,050
3,000          MasterCard, Inc.                                        657,060
21,700         Microchip Technology                                    519,932
61,300         Nokia Corp. (A.D.R.)                                    772,993
21,000         Rio Tinto Plc (A.D.R.)                                 3,738,630
24,000         Vertex Pharmaceuticals, Inc. *                          805,440
               Total                                                 $16,036,296

(c) Securities lending collateral is managed by Credit Suisse, New York Branch.

(d)            Debt obligation with a variable interest rate.
               Rate shown is rate at end of period.

             Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of October 31, 2009, in valuing the Fund's assets:

                                Level 1    Level 2    Level 3     Total
Convertible Corp Bonds            $0       $356,906     $0         $356,906
Preferred Stock                761,404         0         0          761,404
Common Stocks              169,428,521         0         0      169,428,521
Asset Backed Securities            0      1,286,824   142,677     1,429,501
Collateralized Mortgage Oblig      0      4,818,429      0        4,818,429
Corporate Bonds                    0     62,900,794      0       62,900,794
U.S. Government Securities         0     28,289,948      0       28,289,948
Foreign Government Bonds           0        186,470      0          186,470
Municipal Bonds                    0      1,032,290      0        1,032,290
Temporary Cash Investments    837,117    16,367,848      0       17,204,965
Total                    $171,027,042  $115,239,509  $142,677  $286,409,228


               Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
                                                               Asset
                                                              backed
                                                          securities
Balance as of 7/31/09                                       $143,615
Realized gain (loss)                                              35
Change in unrealized appreciation                                590
Net purchases (sales)                                         (1,563)
Transfers in and out of Level 3                                    0
Balance as of 10/31/09                                      $142,677


               Pioneer Government Income Fund
               Schedule of Investments  10/31/09 (unaudited)

Principal Floating
Amount($) Rate (b)                                                    Value

               ASSET BACKED SECURITIES - 5.0 %
               Diversified Financials - 5.0 %
               Diversified Financial Services - 4.1 %
1,910,057      Small Business Administration Participation Certifi$2,021,376
1,414,260      Small Business Administration Participation Certifi 1,523,973
940,583        Small Business Administration Participation Certifi 1,050,722
1,460,885      Small Business Administration Participation Certifi 1,533,322
936,036        Small Business Administration Participation Certifi 1,021,900
309,932        Small Business Administration Participation Certifi  341,065
978,038        Small Business Administration Participation Certifi 1,078,883
                                                                  $8,571,241
               Specialized Finance - 0.9 %
2,000,000 0.63 SLMA 2004-10 A6B Floating Rate Note, 4/27/26       $1,892,600
               Total Diversified Financials                       $10,463,841
               TOTAL ASSET BACKED SECURITIES
               (Cost  $9,897,652)                                 $10,463,841

               COLLATERALIZED MORTGAGE OBLIGATIONS - 18.8 %
               Banks - 0.4 %
               Thrifts & Mortgage Finance - 0.4 %
894,100        Vendee Mortgage Trust 5.25%, 12/31/49              $ 930,423
               Total Banks                                        $ 930,423
               Diversified Financials - 0.5 %
               Asset Management & Custody Banks - 0.0 %
85,893         FRHH R001 AE, 4.375%, 4/15/15                      $  88,294
               Investment Banking & Brokerage - 0.5 %
115,000        Morgan Stanley Dean Witter Capital, Inc., 7.892%, 9$ 121,590
557,957        Morgan Stanley Dean Witter Capital, Inc., 7.145%, 9  572,223
29,104,330     MSDWC 2000-1345 X, 0.7259%, 9/3/15                   147,309
                                                                  $ 841,122
               Total Diversified Financials                       $ 929,416
               Government - 17.9 %
2,037,388 4.93 Fannie Mae Grantor Trust, Floating Rate Note, 7/25/$2,081,584
9,236,226      Fannie Mae, 4.92%, 7/25/20                          9,703,867
633,928        Fannie Mae, 5.69%, 1/25/32                           666,407
6,885,222      Fannie Mae, 6.3%, 4/25/19                           7,523,149
1,130,000      Fannie Mae, 6.52%, 7/25/16                          1,161,404
2,255,000      Federal National Mortgage Association, 4.5%, 3/15/1 2,350,154
1,000,000      Federal National Mortgage Association, 5.5%, 2/15/3 1,056,887
4,300,000      Freddie Mac, 3.8%, 1/15/18                          4,437,299
369,141        Freddie Mac, 5.0%, 8/15/35                           383,389
4,000,000      Government National Mortgage Association, 5.121%, 1 4,266,893
1,000,000      Government National Mortgage Association, 4.07%, 11 1,016,204
750,000        Government National Mortgage Association, 4.5%, 7/2  768,183
1,000,000      Government National Mortgage Association, 6.0%, 6/1 1,088,531
15,000,000     Government National Mortgage Association, 1.5263%,  1,019,133
                                                                  $37,523,084
               Total Government                                   $37,523,084
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost  $37,540,265)                                $39,382,923

               U.S. GOVERNMENT & AGENCY OBLIGATIONS - 74.2 %
4,000,000      Farmer Mac GTD, 5.125%, 4/19/17 (144A)             $4,341,572
1,400,000      Federal Farm Credit Bank, 4.875%, 1/17/17           1,525,570
527,836        Federal Home Loan Mortgage Corp., 4.0%, 11/1/13      542,453
2,102,388      Federal Home Loan Mortgage Corp., 4.64%, 11/1/14    2,217,090
1,155,849      Federal Home Loan Mortgage Corp., 5.0%, 10/1/19     1,234,056
165,873        Federal Home Loan Mortgage Corp., 5.5%, 1/1/34       175,361
429,233        Federal Home Loan Mortgage Corp., 6.0%, 1/1/33       460,912
956,038        Federal Home Loan Mortgage Corp., 6.0%, 11/1/33     1,024,207
118,550        Federal Home Loan Mortgage Corp., 6.0%, 5/1/16       127,244
103,835        Federal Home Loan Mortgage Corp., 6.0%, 6/1/16       111,477
223,682        Federal Home Loan Mortgage Corp., 6.0%, 7/1/36       238,373
1,368,742      Federal Home Loan Mortgage Corp., 6.0%, 7/1/38      1,456,210
139,898        Federal Home Loan Mortgage Corp., 6.0%, 8/1/18       151,390
51,575         Federal Home Loan Mortgage Corp., 6.5%, 5/1/31        55,903
168,342        Federal Home Loan Mortgage Corp., 7.0%, 10/1/46      180,787
61,115         Federal Home Loan Mortgage Corp., 7.0%, 3/1/14        66,305
53,362         Federal Home Loan Mortgage Corp., 7.0%, 6/1/31        58,796
662,104        Federal National Mortgage Association, 4.0%, 9/1/20  676,488
169,555        Federal National Mortgage Association, 4.5%, 10/1/1  174,304
273,343        Federal National Mortgage Association, 4.5%, 11/1/2  287,311
1,704,415      Federal National Mortgage Association, 4.5%, 4/1/37 1,727,782
1,185,132      Federal National Mortgage Association, 4.987%, 6/1/ 1,266,851
432,937        Federal National Mortgage Association, 5.0%, 1/1/20  461,073
754,705        Federal National Mortgage Association, 5.0%, 10/1/3  784,877
12,699         Federal National Mortgage Association, 5.0%, 11/1/0   12,749
822,226        Federal National Mortgage Association, 5.0%, 12/1/3  853,427
2,697,847      Federal National Mortgage Association, 5.0%, 2/1/20 2,873,178
895,814        Federal National Mortgage Association, 5.0%, 3/1/23  945,164
843,717        Federal National Mortgage Association, 5.0%, 5/1/36  876,920
1,647,155      Federal National Mortgage Association, 5.0%, 5/1/38 1,710,082
1,499,037      Federal National Mortgage Association, 5.0%, 6/1/23 1,581,618
918,696        Federal National Mortgage Association, 5.0%, 7/1/34  955,424
581,999        Federal National Mortgage Association, 5.0%, 8/1/18  620,860
1,000,000      Federal National Mortgage Association, 5.05%, 1/26/ 1,109,929
1,631,517      Federal National Mortgage Association, 5.5%, 1/1/35 1,724,591
943,130        Federal National Mortgage Association, 5.5%, 2/1/25 1,005,455
208,902        Federal National Mortgage Association, 5.72%, 11/1/  224,255
90,531         Federal National Mortgage Association, 5.72%, 6/1/2   97,191
72,361         Federal National Mortgage Association, 5.75%, 3/1/3   77,492
136,978        Federal National Mortgage Association, 5.9% 2/1/28   147,339
164,077        Federal National Mortgage Association, 5.9%, 11/1/2  176,489
168,446        Federal National Mortgage Association, 5.9%, 4/1/28  181,188
1,299,462      Federal National Mortgage Association, 6.0%, 1/1/38 1,383,997
488,155        Federal National Mortgage Association, 6.0%, 11/1/3  522,353
1,031,342      Federal National Mortgage Association, 6.0%, 11/1/3 1,103,591
737,990        Federal National Mortgage Association, 6.0%, 12/1/3  785,538
2,220,249      Federal National Mortgage Association, 6.0%, 12/1/3 2,363,298
575,835        Federal National Mortgage Association, 6.0%, 7/1/36  613,655
1,745,586      Federal National Mortgage Association, 6.0%, 7/1/37 1,859,143
1,633,814      Federal National Mortgage Association, 6.5%, 10/1/4 1,743,868
44,551         Federal National Mortgage Association, 6.5%, 7/1/32   48,276
349,084        Federal National Mortgage Association, 6.5%, 7/1/32  378,271
429,264        Federal National Mortgage Association, 7.0%, 10/1/1  478,210
80,105         Federal National Mortgage Association, 7.5%, 4/1/15   87,428
55,104         Federal National Mortgage Association, 7.5%, 6/1/15   60,141
80,010         Federal National Mortgage Association, 8.0%, 7/1/15   87,361
500,000        Federal National Mortgage Association, Debenture, 1  705,243
5,345,000      Financing Corp., 10.35%, 8/3/18                     7,729,004
14,469         Government National Mortgage Association I, 6.5%, 1   15,589
17,621         Government National Mortgage Association I, 6.5%, 1   19,342
33,356         Government National Mortgage Association I, 6.5%, 1   35,938
157,565        Government National Mortgage Association I, 6.5%, 1  170,206
42,776         Government National Mortgage Association I, 6.5%, 1   46,208
70,370         Government National Mortgage Association I, 6.5%, 5   75,818
96,295         Government National Mortgage Association I, 6.5%, 9  103,750
168,656        Government National Mortgage Association I, 7.0%, 1  186,599
48,784         Government National Mortgage Association I, 7.0%, 1   53,961
69,155         Government National Mortgage Association I, 7.0%, 1   76,493
47,512         Government National Mortgage Association I, 7.0%, 4   52,567
97,496         Government National Mortgage Association I, 7.0%, 8  107,267
125,470        Government National Mortgage Association I, 7.0%, 9  142,460
48,567         Government National Mortgage Association I, 7.5%, 3   55,222
12,092         Government National Mortgage Association I, 7.5%, 8   13,729
346,056        Government National Mortgage Association II, 5.0%,   367,751
333,264        Government National Mortgage Association II, 5.0%,   354,058
60,346         Government National Mortgage Association II, 5.9%,    64,644
95,630         Government National Mortgage Association II, 5.9%,   102,443
64,709         Government National Mortgage Association II, 5.9%,    69,398
189,794        Government National Mortgage Association II, 5.9%,   203,548
102,685        Government National Mortgage Association II, 6.0%,   110,408
462,178        Government National Mortgage Association II, 6.0%,   496,391
310,830        Government National Mortgage Association II, 6.0%,   333,648
299,952        Government National Mortgage Association II, 6.0%,   321,271
100,421        Government National Mortgage Association II, 6.0%,   107,919
168,351        Government National Mortgage Association II, 6.0%,   180,575
71,401         Government National Mortgage Association II, 6.45%,   76,950
60,316         Government National Mortgage Association II, 6.45%,   65,003
58,787         Government National Mortgage Association II, 6.45%,   63,356
88,303         Government National Mortgage Association II, 6.5%,    94,775
144,524        Government National Mortgage Association II, 6.5%,   155,885
197,976        Government National Mortgage Association II, 6.5%,   211,586
54,057         Government National Mortgage Association II, 6.5%,    58,520
39,286         Government National Mortgage Association II, 6.5%,    42,530
182,640        Government National Mortgage Association II, 6.5%,   197,898
42,735         Government National Mortgage Association II, 7.0%,    46,907
30,738         Government National Mortgage Association II, 7.0%,    33,739
22,670         Government National Mortgage Association II, 7.0%,    24,868
33,490         Government National Mortgage Association II, 7.0%,    36,647
70,109         Government National Mortgage Association II, 7.0%,    76,873
76,148         Government National Mortgage Association II, 7.0%,    83,582
71,889         Government National Mortgage Association II, 7.0%,    78,713
18,866         Government National Mortgage Association II, 7.5%,    21,354
32,137         Government National Mortgage Association II, 7.5%,    36,374
11,930         Government National Mortgage Association II, 7.5%,    13,503
32,707         Government National Mortgage Association II, 7.5%,    37,019
36,210         Government National Mortgage Association II, 7.5%,    40,985
41,779         Government National Mortgage Association II, 8.0%,    47,827
26,432         Government National Mortgage Association II, 8.0%,    30,259
69,798         Government National Mortgage Association II, 8.0%,    79,904
124            Government National Mortgage Association II, 8.0%,     141
34,757         Government National Mortgage Association II, 8.0%,    39,789
13,031         Government National Mortgage Association II, 9.0%,    14,948
7,665          Government National Mortgage Association II, 9.0%,    8,758
2,778          Government National Mortgage Association II, 9.0%,    3,175
4,464          Government National Mortgage Association II, 9.0%,    5,081
101,721        Government National Mortgage Association, 4.5%, 12/  107,618
236,804        Government National Mortgage Association, 4.5%, 4/1  250,798
338,693        Government National Mortgage Association, 4.5%, 4/1  357,376
522,954        Government National Mortgage Association, 4.5%, 6/1  553,272
146,316        Government National Mortgage Association, 4.5%, 8/1  154,799
477,438        Government National Mortgage Association, 4.5%, 8/1  487,799
423,967        Government National Mortgage Association, 4.50%, 6/  448,547
188,500        Government National Mortgage Association, 5.0%, 1/2  200,079
388,969        Government National Mortgage Association, 5.0%, 2/1  414,613
860,818        Government National Mortgage Association, 5.0%, 6/2  890,427
2,944,223      Government National Mortgage Association, 5.0%, 9/1 3,065,735
379,753        Government National Mortgage Association, 5.5%, 1/1  404,626
311,637        Government National Mortgage Association, 5.5%, 10/  334,616
237,021        Government National Mortgage Association, 5.5%, 10/  251,720
572,245        Government National Mortgage Association, 5.5%, 2/1  614,843
1,232,530      Government National Mortgage Association, 5.5%, 2/1 1,302,802
152,546        Government National Mortgage Association, 5.5%, 4/1  163,795
167,896        Government National Mortgage Association, 5.5%, 4/1  178,551
308,584        Government National Mortgage Association, 5.5%, 5/1  327,913
73,715         Government National Mortgage Association, 5.5%, 6/1   79,243
475,373        Government National Mortgage Association, 5.5%, 8/1  505,151
168,474        Government National Mortgage Association, 5.5%, 9/1  180,559
76,239         Government National Mortgage Association, 5.72%, 10   81,462
169,142        Government National Mortgage Association, 5.72%, 4/  180,681
81,946         Government National Mortgage Association, 5.72%, 5/   87,557
78,788         Government National Mortgage Association, 5.75%, 4/   84,161
80,637         Government National Mortgage Association, 5.75%, 4/   86,136
98,355         Government National Mortgage Association, 5.75%, 5/  105,061
598,260        Government National Mortgage Association, 5.75%, 6/  639,055
51,027         Government National Mortgage Association, 6.0%, 1/1   54,670
172,430        Government National Mortgage Association, 6.0%, 1/1  184,909
246,809        Government National Mortgage Association, 6.0%, 1/1  264,906
760,850        Government National Mortgage Association, 6.0%, 1/1  825,069
384,167        Government National Mortgage Association, 6.0%, 1/2  412,571
16,974         Government National Mortgage Association, 6.0%, 10/   18,213
50,603         Government National Mortgage Association, 6.0%, 10/   54,297
142,355        Government National Mortgage Association, 6.0%, 10/  152,746
164,033        Government National Mortgage Association, 6.0%, 10/  176,007
276,990        Government National Mortgage Association, 6.0%, 10/  297,209
866,663        Government National Mortgage Association, 6.0%, 10/  929,925
143,995        Government National Mortgage Association, 6.0%, 10/  154,056
198,029        Government National Mortgage Association, 6.0%, 10/  211,866
629,972        Government National Mortgage Association, 6.0%, 10/  673,989
75,700         Government National Mortgage Association, 6.0%, 11/   81,226
41,187         Government National Mortgage Association, 6.0%, 11/   44,194
54,783         Government National Mortgage Association, 6.0%, 11/   58,782
787,576        Government National Mortgage Association, 6.0%, 11/  845,813
434,865        Government National Mortgage Association, 6.0%, 11/  466,336
850,076        Government National Mortgage Association, 6.0%, 11/  904,291
657,904        Government National Mortgage Association, 6.0%, 12/  705,318
59,773         Government National Mortgage Association, 6.0%, 12/   64,136
64,408         Government National Mortgage Association, 6.0%, 12/   69,109
146,268        Government National Mortgage Association, 6.0%, 12/  158,687
276,538        Government National Mortgage Association, 6.0%, 12/  299,201
385,985        Government National Mortgage Association, 6.0%, 12/  414,635
550,757        Government National Mortgage Association, 6.0%, 12/  593,000
654,827        Government National Mortgage Association, 6.0%, 12/  709,914
315,589        Government National Mortgage Association, 6.0%, 2/1  338,626
77,581         Government National Mortgage Association, 6.0%, 2/1   83,195
163,260        Government National Mortgage Association, 6.0%, 2/1  175,075
264,107        Government National Mortgage Association, 6.0%, 2/1  283,221
372,006        Government National Mortgage Association, 6.0%, 2/1  398,929
486,211        Government National Mortgage Association, 6.0%, 2/1  521,398
117,926        Government National Mortgage Association, 6.0%, 3/1  126,228
119,002        Government National Mortgage Association, 6.0%, 3/1  127,380
79,174         Government National Mortgage Association, 6.0%, 3/1   84,904
133,240        Government National Mortgage Association, 6.0%, 3/1  142,883
219,536        Government National Mortgage Association, 6.0%, 3/1  235,424
490,549        Government National Mortgage Association, 6.0%, 3/1  524,824
216,260        Government National Mortgage Association, 6.0%, 4/1  231,843
134,630        Government National Mortgage Association, 6.0%, 4/1  144,373
141,700        Government National Mortgage Association, 6.0%, 5/1  151,955
336,433        Government National Mortgage Association, 6.0%, 6/1  360,991
260,852        Government National Mortgage Association, 6.0%, 6/1  279,078
172,235        Government National Mortgage Association, 6.0%, 8/1  184,528
706,681        Government National Mortgage Association, 6.0%, 8/1  756,057
1,212,547      Government National Mortgage Association, 6.0%, 8/1 1,289,691
23,287         Government National Mortgage Association, 6.0%, 9/1   24,987
266,640        Government National Mortgage Association, 6.0%, 9/1  286,104
490,022        Government National Mortgage Association, 6.0%, 9/1  525,792
175,462        Government National Mortgage Association, 6.0%, 9/1  188,160
144,085        Government National Mortgage Association, 6.0%, 9/1  154,152
577,131        Government National Mortgage Association, 6.0%, 9/1  615,652
189,223        Government National Mortgage Association, 6.45%, 1/  202,721
48,335         Government National Mortgage Association, 6.5%, 1/1   52,052
113,553        Government National Mortgage Association, 6.5%, 1/1  122,344
112,120        Government National Mortgage Association, 6.5%, 10/  119,332
17,526         Government National Mortgage Association, 6.5%, 10/   18,970
100,252        Government National Mortgage Association, 6.5%, 10/  108,514
3,061          Government National Mortgage Association, 6.5%, 10/   3,306
97,888         Government National Mortgage Association, 6.5%, 2/1  105,955
73,219         Government National Mortgage Association, 6.5%, 2/1   79,208
33,060         Government National Mortgage Association, 6.5%, 2/1   35,619
67,059         Government National Mortgage Association, 6.5%, 2/1   72,250
84,598         Government National Mortgage Association, 6.5%, 2/1   91,148
84,808         Government National Mortgage Association, 6.5%, 2/1   91,373
114,080        Government National Mortgage Association, 6.5%, 2/1  122,911
82,843         Government National Mortgage Association, 6.5%, 3/1   89,619
256,301        Government National Mortgage Association, 6.5%, 3/1  277,264
227,372        Government National Mortgage Association, 6.5%, 3/1  244,974
88,695         Government National Mortgage Association, 6.5%, 4/1   95,381
55,445         Government National Mortgage Association, 6.5%, 4/1   60,015
101,111        Government National Mortgage Association, 6.5%, 4/1  109,399
22,227         Government National Mortgage Association, 6.5%, 4/1   23,947
74,726         Government National Mortgage Association, 6.5%, 4/1   80,511
302,910        Government National Mortgage Association, 6.5%, 4/1  326,360
213,196        Government National Mortgage Association, 6.5%, 4/1  227,435
25,956         Government National Mortgage Association, 6.5%, 5/1   28,079
86,562         Government National Mortgage Association, 6.5%, 5/1   93,506
21,307         Government National Mortgage Association, 6.5%, 5/1   22,957
48,612         Government National Mortgage Association, 6.5%, 5/1   52,375
259,767        Government National Mortgage Association, 6.5%, 5/1  279,877
66,298         Government National Mortgage Association, 6.5%, 6/1   71,296
35,154         Government National Mortgage Association, 6.5%, 6/1   38,036
34,325         Government National Mortgage Association, 6.5%, 6/1   37,133
12,931         Government National Mortgage Association, 6.5%, 6/1   13,968
37,891         Government National Mortgage Association, 6.5%, 6/1   40,931
45,682         Government National Mortgage Association, 6.5%, 6/1   49,347
25,680         Government National Mortgage Association, 6.5%, 6/1   27,668
50,468         Government National Mortgage Association, 6.5%, 6/1   54,375
72,197         Government National Mortgage Association, 6.5%, 6/1   78,226
129,302        Government National Mortgage Association, 6.5%, 7/1  139,676
62,228         Government National Mortgage Association, 6.5%, 7/1   67,045
114,156        Government National Mortgage Association, 6.5%, 7/1  122,994
40,249         Government National Mortgage Association, 6.5%, 8/1   43,566
21,047         Government National Mortgage Association, 6.5%, 8/1   22,735
166,554        Government National Mortgage Association, 6.5%, 8/1  179,448
166,186        Government National Mortgage Association, 6.5%, 8/1  180,599
76,916         Government National Mortgage Association, 6.5%, 9/1   83,087
104,532        Government National Mortgage Association, 6.5%, 9/1  112,918
118,382        Government National Mortgage Association, 6.5%, 9/1  127,546
287,621        Government National Mortgage Association, 6.75%, 4/  315,065
81,145         Government National Mortgage Association, 7.0%, 1/1   89,685
64,051         Government National Mortgage Association, 7.0%, 10/   69,180
37,916         Government National Mortgage Association, 7.0%, 11/   41,804
102,593        Government National Mortgage Association, 7.0%, 11/  113,438
33,880         Government National Mortgage Association, 7.0%, 11/   37,485
123,993        Government National Mortgage Association, 7.0%, 12/  137,062
58,129         Government National Mortgage Association, 7.0%, 2/1   64,246
40,595         Government National Mortgage Association, 7.0%, 3/1   44,867
135,905        Government National Mortgage Association, 7.0%, 3/1  149,561
65,246         Government National Mortgage Association, 7.0%, 4/1   72,112
72,687         Government National Mortgage Association, 7.0%, 4/1   79,991
148,319        Government National Mortgage Association, 7.0%, 5/1  163,998
26,457         Government National Mortgage Association, 7.0%, 5/1   29,272
80,885         Government National Mortgage Association, 7.0%, 6/1   89,189
38,709         Government National Mortgage Association, 7.0%, 6/1   42,801
127,753        Government National Mortgage Association, 7.0%, 7/1  140,595
59,881         Government National Mortgage Association, 7.0%, 7/1   66,182
91,337         Government National Mortgage Association, 7.0%, 7/1  100,831
40,938         Government National Mortgage Association, 7.0%, 7/1   45,266
3,481          Government National Mortgage Association, 7.0%, 8/1   3,638
247,630        Government National Mortgage Association, 7.0%, 9/1  272,449
96,999         Government National Mortgage Association, 7.0%, 9/1  107,319
94,459         Government National Mortgage Association, 7.5%, 10/  106,429
140,751        Government National Mortgage Association, 7.5%, 10/  159,627
35,387         Government National Mortgage Association, 7.5%, 10/   40,179
50,119         Government National Mortgage Association, 7.5%, 11/   56,931
8,483          Government National Mortgage Association, 7.5%, 12/   9,604
72,091         Government National Mortgage Association, 7.5%, 2/1   81,759
19,466         Government National Mortgage Association, 7.5%, 2/1   22,134
28,655         Government National Mortgage Association, 7.5%, 3/1   32,333
101,288        Government National Mortgage Association, 7.5%, 3/1  114,786
11,790         Government National Mortgage Association, 7.5%, 3/1   13,319
47,319         Government National Mortgage Association, 7.5%, 4/1   53,392
54,673         Government National Mortgage Association, 7.5%, 4/1   60,453
4,381          Government National Mortgage Association, 7.5%, 6/1   4,950
25,075         Government National Mortgage Association, 7.5%, 6/1   28,457
15,011         Government National Mortgage Association, 7.5%, 8/1   16,994
1,838          Government National Mortgage Association, 7.5%, 8/1   2,087
10,006         Government National Mortgage Association, 7.5%, 9/1   11,328
25,971         Government National Mortgage Association, 7.5%, 9/1   29,401
12,100         Government National Mortgage Association, 7.5%, 9/1   13,744
36,608         Government National Mortgage Association, 8.0% 1/20   39,261
162,399        Government National Mortgage Association, 8.25%, 5/  182,103
105            Government National Mortgage Association, 8.5%, 2/1    120
3,365          Government National Mortgage Association, 8.5%, 8/1   3,833
18,987         Government National Mortgage Association, 9.0%, 1/1   21,603
3,674          Government National Mortgage Association, 9.0%, 10/   4,085
3,066          Government National Mortgage Association, 9.0%, 12/   3,476
3,397          Government National Mortgage Association, 9.0%, 3/1   3,850
1,038          Government National Mortgage Association, 9.0%, 4/1   1,181
1,094          Government National Mortgage Association, 9.0%, 4/1   1,255
3,387          Government National Mortgage Association, 9.0%, 6/1   3,884
749            Government National Mortgage Association, 9.0%, 9/1    808
891            Government National Mortgage Association, 9.0%, 9/1   1,018
1,719,586      New Valley Generation I, 7.299%, 3/15/19            1,943,476
592,261        New Valley Generation V, 4.929%, 1/15/21             618,498
2,425,000      Private Export Funding Corp., 4.55%, 5/15/15        2,626,564
1,500,000      Private Export Funding Corp., 4.974%, 8/15/13       1,652,748
1,000,000      Private Export Funding Corp., 5.0%, 12/15/16        1,102,359
861,913        Small Business Administration, 6.14%, 1/1/22         932,361
1,500,000      Tennessee Valley Authority, 6.25%, 12/15/17         1,743,998
6,000,000      U.S. Treasury Bond, 2.75%, 2/15/19                  5,701,872
600,000        U.S. Treasury Bond, 3.25%, 5/31/16                   613,735
3,000,000      U.S. Treasury Bond, 3.5%, 2/15/39 (c)               2,629,686
1,500,000      U.S. Treasury Bond, 4.75%, 8/15/17                  1,667,462
6,125,000      U.S. Treasury Bonds, 5.25%, 11/15/28                6,968,143
500,000        U.S. Treasury Bonds, 6.25%, 8/15/23                  620,078
13,510,260     U.S. Treasury Inflation Protected Security, 1.375%, 13,570,421
1,030,100      U.S. Treasury Inflation Protected Security, 1.625%, 1,055,209
2,163,467      U.S. Treasury Inflation Protected Security, 1.875%, 2,268,090
815,468        U.S. Treasury Inflation Protected Security, 2.0%, 1  857,770
996,440        U.S. Treasury Inflation Protected Security, 2.125%, 1,060,664
464,405        U.S. Treasury Inflation Protected Security, 3.625%,  575,825
725,000        U.S. Treasury Notes, 4.25%, 5/15/39                  726,699
1,900,000      U.S. Treasury Notes, 4.5%, 5/15/38 (c)              1,984,609
2,000,000      U.S. Treasury Notes, 5.5%, 8/15/28                  2,338,750
2,525,000      U.S. Treasury Notes, 6.375%, 8/15/27                3,226,475
                                                                  $155,276,700
               TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
               (Cost  $147,610,445)                               $155,276,700

               SUPRANATIONAL BONDS - 0.5 %
875,000        African Development Bank, 6.875%, 10/15/15         $ 982,741
               TOTAL SUPRANATIONAL BONDS                          $ 982,741
               (Cost  $978,121)

               TEMPORARY CASH INVESTMENTS - 1.8 %
               Securities Lending Collateral - 1.8 % (d)
               Certificates of Deposit:
182,604        Bank of Nova Scotia 0.25%, 11/17/09                $ 182,604
192,749        BNP Paribas NY, 0.3%, 11/17/09                       192,749
121,736        Rabobank Nederland NY, 0.24%, 12/11/09               121,736
121,736        Societe Generale, 0.27%, 12/4/09                     121,736
89,274         Nordea NY, 0.21%, 12/22/09                            89,274
121,736        Toronto Dominion, 0.23%, 12/16/09                    121,736
                                                                  $ 829,835
               Commercial Paper:
202,867        BBVA London, 0.29%, 11/6/09                        $ 202,867
121,682        CBA Financial, 0.27%, 12/29/09                       121,682
121,691        HND AF, 0.30%, 12/15/09                              121,691
101,425        HSBC, 0.24%, 12/2/09                                 101,425
20,285         HSBC, 0.24%, 12/3/09                                  20,285
182,550        NABPP, 0.29%, 12/7/09                                182,550
121,710        Cafco, 0.40%, 12/9/09                                121,710
71,012         Char FD, 0.30%, 11/2/09                               71,012
60,855         Ciesco, 0.33%, 11/23/09                               60,855
60,852         Ciesco, 0.25%, 12/7/09                                60,852
101,420        ABB LLC, 0.59%, 12/28/09                             101,420
101,414        BCS FUN, 0.60%, 12/29/09                             101,414
101,445        Kithaw, 0.23%, 11/3/09                               101,445
101,419        Ranger, 0.24%, 12/11/09                              101,419
59,613         TB LLC, 0.20%, 12/10/09                               59,613
101,419        GE, 0.23%, 12/28/09                                  101,419
70,812         Santander U.S. Debt, 0.37%, 11/20/09                  70,812
                                                                  $1,702,471
               Tri-party Repurchase Agreements:
588,391        Deutsche Bank, 0.06%, 11/2/09                      $ 588,391
449,697        Barclays Capital Markets, 0.05%, 11/2/09             449,697
                                                                  $1,038,088
Shares
               Money Market Mutual Funds:
81,157         Dreyfus Preferred Money Market Fund                $  81,159
101,447        Fidelity Prime Money Market Fund                     101,447
                                                                  $ 182,606
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost  $3,753,000)                                 $3,753,000

               TOTAL INVESTMENT IN SECURITIES - 100.3%
               (Cost  $199,779,482) (a)                         $209,859,205
               OTHER ASSETS AND LIABILITIES - (0.3)%             $ 652,715
               TOTAL NET ASSETS - 100.0%                        $209,206,490


(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2009, the value of these securities amounted to $4,341,572 or 2.1% of total net assets.

(a) At October 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $199,779,482 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost          $11,883,850

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value          (1,804,127)

               Net unrealized gain                                $10,079,723

(b)            Debt obligation with a variable interest rate.
               Rate shown is rate at period end

(c)          At October 31, 2009, the following securities were out on loan:

Principal
Amount ($)                          Security                         Value
1,800,000      U.S. Treasury Notes, 4.5%, 5/15/38                 $1,880,156
2,000,000      U.S. Treasury Bond, 3.5%, 2/15/39                   1,753,124
                                                                  $3,633,280

(d) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

               Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of October 31, 2009, in valuing the Fund's assets:

                                    Level 1     Level 2    Level 3     Total
Asset Backed Securities              $0      $10,463,841    $0    $10,463,841
Collateralized Mortgage Oblig         0       39,382,923     0     39,382,923
Sovereign Debt                        0      155,276,700     0    155,276,700
Supranational Bonds                   0          982,741     0        982,741
Temporary Cash Investments            0        3,570,394     0      3,570,394
Money market mutual funds         182,606          0         0        182,606
Total                            $182,606   $209,676,599    $0   $209,859,205


               Pioneer Institutional Money Market Fund
               Schedule of Investments  10/31/2009 (unaudited)

Principal Floating
Amount($) Rate (b)                                                 Value
               CORPORATE BONDS - 33.3 %
               Energy - 2.2 %
               Integrated Oil & Gas - 2.2 %
9,820,000 2.79 BP Capital Markets Plc, Floating Rate Note, 1/1$ 9,820,000
               Total Energy                                   $ 9,820,000
               Household & Personal Products - 0.7 %
               Personal Products - 0.7 %
2,215,000 0.71 Procter & Gamble Co., Floating Rate Note, 2/8/1$ 2,215,000
850,000        Procter & Gamble International SA, Floating Rat    850,000
                                                              $ 3,065,000
               Total Household & Personal Products            $ 3,065,000
               Banks -24.3%
               Diversified Banks - 9.3 %
5,770,000 1.19 Bank Of New York, Floating Rate Note,  4/23/10   5,777,312
2,040,000      BNP Paribas SA, 1.6125%  03/10/10              $ 2,037,872
7,085,000 3.01 BNP Paribas SA, Floating Rate Note, 2/13/09      7,085,000
1,900,000      Rabobank Nederland NV, 0.51%, 8/16/14            1,900,000
4,180,000      Rabobank Nederland NV, 1.22563%, 5/19/10         4,191,519
4,450,000 2.58 Rabobank Nederland, Floating Rate Note, 11/9/09  4,450,000
715,000        Royal Bank of Canada, 0.53313%  092810             716,826
2,445,000 0.00 US Bancorp, Floating Rate Note, 2/4/10           2,448,036
5,565,000 0.00 US Bancorp, Floating Rate Note, 5/6/10           5,577,645
4,000,000 0.00 Wells Fargo Co., Floating Rate Note, 1/29/10     3,994,587
3,600,000 0.30 Westpac Banking Corp., 0.304%, 10/6/10           3,600,000
                                                              $41,778,797
               Regional Banks - 15.0%
4,250,000      Bank of America NA, Floating Rate Note, 9/13/10$ 4,250,000
4,000,000      Bank of Nova Scotia/Houston, 0.97%  061810       4,000,000
4,220,000      Bank of Nova Scotia/Houston, 1.10625%, 5/11/10   4,220,000
4,170,000 0.62 Bank of Nova Scotia/Houston, 1.15688%, 5/5/10    4,170,000
3,600,000 0.34 Credit Suisse New York, Floating Rate, 9/15/10   3,600,160
3,701,000      Deutsche Bank AG/New, 1.00375%  012510           3,705,732
10,570,000     Rabobank Nederland NV NY, 1.43125%, 3/12/10     10,570,000
2,780,000      Rabobank Nederland NV/NY, 0.55%, 12/1/09         2,780,068
9,160,000      Royal Bank of Canada, 0.2%, 12/10/09             9,160,000
3,900,000      Royal Bank of Canada, 0.41%, 1/11/10             3,900,000
2,250,000      Royal Bank of Canada, 0.60969%, 12/31/10         2,250,000
3,690,000      Toronto Dominion Bank, 0.36%, 4/5/10             3,690,630
11,035,000     Toronto Dominion Bank, 1.53375%, 1/28/10        11,035,525
                                                              $67,332,115
               Total Banks                                    $109,110,912
               Diversified Financials - 6.1 %
               Asset Management & Custody Banks - 0.5 %
2,170,000 1.63 Bank of New York Mellon, Floating Rate Note, 2/$ 2,166,411
               Diversified Finance Services - 1.8 %
2,155,000 1.46 General Electric Capital Corp., Floating Rate N$ 2,155,462
815,000        JPMorgan Chase & Co., 1.59563%, 11/19/09           815,099
5,215,000 1.62 JPMorgan Chase & Co., Floating Rate Note, 1/22/  5,209,359
                                                              $ 8,179,920
               Investment Banking & Brokerage - 3.7 %
1,670,000      Bear Stearns Co., LLC, 1.36563%, 5/18/10       $ 1,664,672
6,000,000 0.75 Bear Stearns Co., LLC, Bear Stearns Co., LLC, 2  5,996,390
665,000   5.60 Credit Suisse FB USA, Inc., Floating Rate Note,    665,401
8,510,000      Credit Suisse FB USA, Inc., Floating Rate Note,  8,510,816
                                                              $16,837,279
               Total Diversified Financials                   $27,183,610
               TOTAL CORPORATE BONDS
               (Cost  $149,179,522)                           $149,179,522
               U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.9 %
2,430,000      Federal Home Loan Banks, 0.5%, 10/28/10        $ 2,430,000
2,470,000      Federal Home Loan Banks, 0.51%, 10/28/10         2,470,000
2,465,000      Federal Home Loan Banks, 0.55%, 10/27/10         2,465,000
4,275,000 0.79 Federal Home Loan Banks, 0.88%, 3/12/10          4,275,601
7,545,000      Federal Home Loan Banks, 2.318%, 2/10/10         7,553,913
4,320,000 0.40 Federal Home Loan Banks, Floating Rate Note, 2/  4,325,837
2,490,000      Federal Home Loan Mortgage Corp., 0.34969%, 4/1  2,494,342
2,705,000      Federal Home Loan Mortgage Corp., 1.43%, 9/3/10  2,723,453
7,770,000 1.23 Federal Home Loan Mortgage Corp., Floating Rate 7,771,314 7,430,000 0.56 Federal Home Loan Mortgage Corp., Floating Rate 7,430,434
6,000,000      Federal National Mortgage Association, 0.96625%  6,010,490
9,350,000      Federal National Mortgage Association, 1.24375%  9,349,783
855,000        Federal National Mortgage Association, 4.36875%    855,744
4,300,000 0.62 Federal National Mortgage Association, Floating 4,300,000 8,740,000 2.73 Federal National Mortgage Association, Floating 8,741,440
7,595,000 0.56 FREDDIE MAC, Floating Rate Note, 1/8/10          7,595,263
11,735,00 0.56 FREDDIE MAC, Floating Rate Note, 1/8/10         11,735,395
4,320,000 0.56 FREDDIE MAC, Floating Rate Note, 7/12/10         4,320,392
2,675,000      U.S. Cash Management, 0.3795%, 7/15/10           2,667,809
3,980,000      U.S. Cash Management, 0.417%, 6/10/10            3,970,897
5,575,000      U.S. Cash Management, 0.43%, 6/17/10             5,561,483
25,660,000     U.S. Cash Management, 0.5045%, 4/1/10           25,611,278
6,070,000      U.S. Treasury Bill, 0.3495%, 3/11/10             6,062,398
6,280,000      U.S. Treasury Bill, 0.4445%, 6/3/10              6,263,515
1,565,000      U.S. Treasury Bill, 0.507%, 7/1/10               1,559,703
7,735,000      U.S. Treasury Notes, 3.5%, 2/15/10               7,797,973
                                                              $156,343,457
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost  $156,343,457)                           $156,343,457

               MUNICIPAL BONDS - 8.2 %
               Municipal  Development - 2.4 %
5,880,000 0.16 Jackson County Mississippi, Floating Rate Note,$ 5,880,000 5,000,000 0.17 Valdez Alaska Marine Revenue, Floating Rate Not 5,000,000
                                                              $10,880,000
               Municipal  General - 0.4 %
1,670,000      Washington Suburban Sanitation, 5.25%,  6/1/10 $ 1,717,425
               Municipal  Higher Education - 1.2 %
800,000 0.18 Maryland State Health & Higher Educational Faci$ 800,000 4,690,000 0.25 University of Minnesota, Floating Rate Note, 12 4,690,000
                                                              $ 5,490,000
               Municipal  Medical - 2.4 %
3,375,000 0.20 Charlotte-Mecklenburg Hospital Authority, Float$ 3,375,000 6,095,000 0.18 Harris County Texas Health, Floating Rate Note, 6,095,000 700,000 0.15 Loudoun Count Virginia, Industrial Development 700,000
700,000   0.16 Minneapolis & Saint Paul, Floating Rate Note, 1    700,000
                                                              $10,870,000
               Municipal  Pollution - 1.3 %
1,200,000      County of Salt Lake Utah, 1.25%, 12/30/09      $ 1,201,717
4,700,000 0.17 Hurley New Mexico Pollution, Floating Rate Note  4,700,000
                                                              $ 5,901,717
               Municipal Utilities - 0.3 %
1,570,000      Chatom Industrial Development, 6.0%, 11/15/38  $ 1,570,000
               Municipal Water - 0.1 %
400,000   0.32 Boston Massachusetts Water & Sewer Community Re$   400,000
               TOTAL MUNICIPAL BONDS
               (Cost  $36,829,142)                            $36,829,142

               TEMPORARY CASH INVESTMENTS - 23.3%
               Commercial Paper - 12.3 %
3,725,000      CBA Delaware Finance, 0.24%, 12/15/09            3,723,932
2,730,000      CBA Delaware Finance, 0.00%,  11/30/09           2,729,554
730,000        CBA Delaware Finance, Inc. 0.24%, 1/7/10           729,679
2,460,000      CBA Delaware Finance, Inc., 0.3%, 2/23/10        2,458,069
1,180,000      Nordea North America, 0.00%,  11/23/09           1,179,876
3,315,000      Ohio State University, 0.2%, 12/4/09             3,315,000
2,435,000      Societe Generale North America, 0.23%, 12/28/09  2,434,129
1,095,000      Societe Generale North America, 0.32%, 11/2/09   1,095,000
4,870,000      Svenska Handelsbanke 0.2%, 1/4/10                4,868,296
3,530,000      Svenska Handelsbanke, 0%,  11/30/09              3,529,259
3,005,000      Svenska Handelsbanken, Inc., 0.51%, 12/15/09     3,003,169
6,320,000      University of Minnesota 0.23%, 11/16/09          6,320,000
3,255,000      University of Texas, 0.32%, 11/2/09              3,255,000
3,215,000      Vanderbilt University, 0.27%, 12/11/09           3,215,000
7,000,000      Westpac Banking Corp., 0.00%  040510             6,989,520
3,890,000 0.11 Westpac Banking Corp. 0.15%, 7/2/10              3,890,000
500,000        Yale University, 0.00%, 11/12/09                   499,965
1,735,000      Yale University, 0.35%,  3/12/10                 1,732,807
                                                              $54,968,255
               Total Commercial Paper
               (Cost  $54,968,255)                            $54,968,255
               Repurchase Agreement - 6.6 %
4,260,000      Bank of America, 0.12%, dated 10/30/09, repurchase price of
               $4,260,000 plus accrued interest on 11/2/09 collateralized by the following

               $2,287,147 Federal National Mortgage Association (ARM),
                3.378%-4.778%, 11/1/24-8/1/35
               $1,841,388 Federal Home National Mortgage Corp., 4.5%-5.5%,
                12/1/38-11/1/39
               $216,665 Freddie Mac Giant., 4.5%, 11/1/24     $ 4,260,000

5,820,000     Barclays, 0.10%, dated 10/30/09, repurchase pri
              of $5,820,000 plus accrued interest on 11/2/09 collateralized by $5,936,400 U.S. Treasury Strip, 0.0%, 11/15/2 5,820,000

5,820,000      BNP Paribas, 0.09%, dated 10/30/09, repurchase
               $5,820,000 plus accrued interest on 11/2/09 collateralized by the following

               $3,751,279 Federal National Mortgage Association (ARM),
                2.923%-6.468%%, 2/1/11 - 10/1/39
               $2,185,121 Federal Home Loan Mortgage Corp., 3.0 5,820,000

7,100,000     Deutsche Bank, 0.05%, dated 10/30/09, repurchas
             of $7,100,000 plus accrued interest on 11/2/09 collateralized by the following:

               $1,554,976 Freddie Mac Giant, 5.5 - 7.0%, 11/1/35 - 3/1/38
               $3,505,851 Federal National Mortgage Association., 5.5 - 7.0%,
                1/1/22 - 1/1/39
               $1,169,914 Federal National Mortgage Association (ARM),
                4.665-5.104%, 1/1/34 - 3/1/38
               $1,011,259 Federal Home Loan Mortgage Corp., 5.6   7,100,000

6,980,000      JPMorgan, 0.12%, dated 10/30/09, repurchase price of
               $6,980,000 plus accrued interest on 11/2/09 collateralized by $7,119,890 Federal National Mortgage Association,
               5.0%-5.5%, 12/1/35 - 6/1/37                      6,980,000
               Total Repurchase Agreement
               (Cost  $29,980,000)                            $29,980,000
               MONEY MARKET MUTUAL FUND- 4.4 %
19,731,659     BlackRock Liquidity Funds, TempCash Portfolio  $19,731,659
               TOTAL MONEY MARKET MUTUAL FUND
               (Cost  $19,731,659)                            $19,731,659
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost  $104,679,914)                           $104,679,914
               TOTAL INVESTMENT IN SECURITIES - 99.7%
               (Cost  $447,032,035) (a)                       $447,032,035
               OTHER ASSETS AND LIABILITIES - 0.3%            $ 1,542,536
               TOTAL NET ASSETS - 100.0%                      $448,574,571

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2009, the value of these securities amounted to $4,450,000 or 1.0% of total net assets.

(a) At October 31, 2009, cost for federal income tax purposes was $447,148,269.

(b)            Debt obligation with a variable interest rate.
               Rate shown is rate at period end.

               Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
              Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical securities
              Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:

                                 Level 1    Level 2    Level 3      Total
Corporate Bonds                    $0     $149,179,522    $0    $149,179,522
U.S. Government Bonds               0      156,343,457     0     156,343,457
Municipal Bonds                     0       36,829,142     0      36,829,142
Temporary Cash Investments    19,731,659    84,948,255     0     104,679,914
Total                        $19,731,659  $427,300,376    $0    $447,032,035


            Pioneer Treasury Reserve Fund
            Schedule of Investments  10/31/2009 (unaudited)
Principal
Amount ($)                                                          Value
            U.S. GOVERNMENT AGENCY OBLIGATIONS - 99.6 %
31,530,000  U.S. Cash Management, 0.5045%, 4/1/10               $31,475,014
8,600,000   U.S. Cash Management, 0.3795%, 7/15/10               8,579,254
34,565,000  U.S. Cash Management, 0.417%, 6/10/10                34,489,730
28,075,000  U.S. Cash Management, 0.43%, 6/17/10                 28,014,560
76,240,000  U.S. Treasury Bill, 0.032%, 11/5/09                  76,239,866
6,730,000   U.S. Treasury Bill, 0.0595%, 1/7/10                  6,729,266
5,770,000   U.S. Treasury Bill, 0.067%,  1/28/100                5,769,222
65,000,000  U.S. Treasury Bill, 0.0795%, 11/12/09                64,999,315
1,000,000   U.S. Treasury Bill, 0.1545%, 2/25/10                  999,506
5,750,000   U.S. Treasury Bill, 0.1845%, 3/25/10                 5,745,786
7,250,000   U.S. Treasury Bill, 0.1945%, 3/4/10                  7,245,285
12,505,000  U.S. Treasury Bill, 0.2%, 3/18/10                    12,497,033
1,800,000   U.S. Treasury Bill, 0.2265%,  2/4/10                 1,798,942
15,400,000  U.S. Treasury Bill, 0.2545%, 12/3/09                 15,396,960
57,000,000  U.S. Treasury Bill, 0.2820%, 11/27/09                56,994,043
7,020,000   U.S. Treasury Bill, 0.3045%,  8/26/10                7,005,260
26,445,000  U.S. Treasury Bill, 0.3045%, 12/10/09                26,440,270
38,550,000  U.S. Treasury Bill, 0.3195%, 12/31/09                38,543,137
44,110,000  U.S. Treasury Bill, 0.3295%, 12/24/09                44,102,783
1,920,000   U.S. Treasury Bill, 0.3495%, 3/11/10                 1,918,666
3,000,000   U.S. Treasury Bill, 0.4445%, 6/3/10                  2,992,215
3,915,000   U.S. Treasury Bill, 0.507%, 7/1/10                   3,901,550
18,770,000  U.S. Treasury Bill, 0.5145%,  2/11/10                18,749,515
10,000,000  U.S. Treasury Bill, 0.5795%,  4/8/10                 9,979,264
51,705,000  U.S. Treasury Bill, 0.692% 12/17/09                  51,685,403
60,560,000  U.S. Treasury Bill, 0.14%, 11/19/09                  60,554,322
21,950,000  U.S. Treasury Notes, 3.5%, 11/15/09                  21,975,940
3,760,000   U.S. Treasury Notes, 3.5%, 2/15/10                   3,791,705
750,000     U.S. Treasury Notes, 3.875%,  5/15/10                 764,723
7,575,000   U.S. Treasury Notes, 4.5%, 5/15/10                   7,740,281
                                                                $657,118,816
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost  $657,118,816)                                $657,118,816
            TOTAL INVESTMENT IN SECURITIES -99.6%
            (Cost  $657,118,816) (a)                            $657,118,816
            OTHER ASSETS AND LIABILITIES - 0.4%                 $2,479,566
            TOTAL NET ASSETS -100.0%                            $659,598,382

(a) At October 31, 2009, the cost for federal income tax purposes was $657,118,816.



            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities
            Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
		speeds,
                credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used as of October 31, 2009, in valuing the Fund's assets:

                               Level 1      Level 2     Level 3     Total
U.S. Government Securities      $0       $657,118,816     $0    $657,118,816
Total                           $0       $657,118,816     $0    $657,118,816



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust IV

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date December 29, 2009

* Print the name and title of each signing officer under his or her signature.